FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
FINANCIAL INCOME (EXPENSES), NET

NOTE 13:- FINANCIAL INCOME (EXPENSES), NET

	Year Ended December 31,
	2025	2024	2023
Financial expenses:
Loss related to non-hedging derivative instruments	$(27)	$(1,949)	$(1,565)
Amortization of marketable securities premiums and accretion of discounts, net	(400)	(1,120)	(1,348)
Exchange rate differences	(2,191)	(506)	(205)
Loss from financial investments	(465)	(1,147)	-
Other	(188)	(296)	(327)
	(3,271)	(5,018)	(3,445)
Financial income:
Gain related to non-hedging derivative instruments	-	16	24
Gain from financial investments	-	-	333
Interest income, net	2,810	2,907	3,036
	2,810	2,923	3,393
Financial income (expenses), net	$(461)	$(2,095)	$(52)